Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	$ (22,456)	$ (9,202)	$ (446)
Depreciation	47	19	0
Share-based compensation expense	1,671	366	0
Net finance (income)/expense	(922)	9	0
Foreign exchange gain	(7,176)	(5,907)	0
Movement in working capital	2,159	(559)	116
Cash flows used in operating activities	(26,677)	(15,274)	(330)
Finance expense paid	(22)	(9)	0
Finance income received	500	0	0
Net cash used in operating activities	(26,199)	(15,283)	(330)
Cash flows used in investing activities
Purchase of property, plant and equipment	(67)	(104)	0
Purchase of marketable securities	(84,621)	0	0
Net cash used in investing activities	(84,688)	(104)	0
Cash flows from financing activities
Proceeds from capital contributions	0	309,200	5,500
Transaction costs from capital contributions	0	(22,753)	0
Net cash flows from financing activities	0	286,447	5,500
Net (decrease)/increase in cash and cash equivalents	(110,887)	271,060	5,170
Cash at the beginning of the year	276,776	5,895	498
Impact of foreign exchange on cash	66	(179)	227
Cash and cash equivalents at the end of the year	$ 165,955	$ 276,776	$ 5,895